INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets other than goodwill [abstract]
Schedule of detailed information about intangible assets
The following table presents a continuity of the company’s intangible assets:

	Cost		Accumulated Amortization and Impairment		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2023	2022	2023	2022	2023	2022
Balance, beginning of year	$44,409	$34,810	$(5,998)	$(4,201)	$38,411	$30,609
Additions	899	746	—	—	899	746
Disposals[1]	(3,989)	(2,434)	1,243	259	(2,746)	(2,175)
Acquisitions through business combinations	4,096	12,011	—	2	4,096	12,013
Amortization	—	—	(2,653)	(2,138)	(2,653)	(2,138)
Foreign currency translation	1,177	(724)	(190)	80	987	(644)
Balance, end of year	$46,592	$44,409	$(7,598)	$(5,998)	$38,994	$38,411
1.Includes assets sold and amounts reclassified to held for sale.
Intangible assets are allocated to the following operating segments:

AS AT DEC. 31 (MILLIONS)	Note	2023	2022
Private Equity	(a)	$21,217	$23,649
Infrastructure	(b)	15,845	11,822
Real Estate (LP Investments) and Other[1]	(c)	1,837	2,640
Real Estate (Core and Transitional & Development)[1]		69	71
Renewable Power and Transition		26	229
		$38,994	$38,411
1.Real Estate core and transitional and development investments are included in our Real Estate segment. Real estate LP investments are included within our Asset Management segment as we include the discretionary capital that we invest directly into and alongside private funds managed by BAM and other investments within this segment.
a